Other Liabilities, Provisions, Contingencies and Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Sundry creditors		$ 16,869	$ 12,873
Derivative financial instruments (see Note 21)		470	138
Other		136	186
Total	$ 896	17,475	13,197
Contingencies		4,685	5,589
Payable taxes		1,045	662
Other		3,251	2,409
Total	$ 461	$ 8,981	$ 8,660

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3